LEASE - Supplemental balance sheet information (Details) - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
Right-of-use assets	¥ 8,396	$ 1,253
Operating lease liabilities - current	1,029	154
Lease liability-non-current	7,530	$ 1,124
Total operating lease liabilities	¥ 8,559